UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-04665

Commonwealth International Series Trust
(Exact name of registrant as specified in charter)

791 Town & Country Blvd
Suite 250
Houston, TX 77024-3925
(Address of principal executive offices)(zip code)

CT Corporation
155 Federal Street
Boston, MA 02110
(Name and address of agent for service)

Copies to:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211
Registrant’s telephone number, including area code: (888) 345-1898

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Item 1.     Schedule of Investments

SCHEDULE OF INVESTMENTS – January 31, 2014 (Unaudited)

Commonwealth Australia/New Zealand Fund

	Shares	Value

AUSTRALIA (19.4%)
COMMON STOCKS (19.4%)
CHEMICALS (0.9%)
Nufarm, Ltd.	55,880	$189,739

COMMERCIAL SERVICES (0.4%)
Silver Chef, Ltd.	2,146	9,202
Slater & Gordon, Ltd.	20,208	77,812

		87,014

DIVERSIFIED FINANCIAL SERVICES (0.3%)
FlexiGroup, Ltd.	15,000	53,164

ELECTRIC (2.6%)
AGL Energy, Ltd.	34,025	452,595
ERM Power, Ltd.	30,634	68,897

		521,492

HEALTHCARE-PRODUCTS (1.0%)
Cochlear, Ltd.	4,000	200,332

HEALTHCARE-SERVICES (1.9%)
Sonic Healthcare, Ltd.	26,324	380,335

INSURANCE (1.9%)
QBE Insurance Group, Ltd.	38,954	391,688

MINING (3.4%)
Orica, Ltd.	13,946	286,804
OZ Minerals, Ltd.	30,866	95,080
PanAust, Ltd.	216,232	309,390

		691,274

OIL & GAS (2.7%)
Santos, Ltd.	28,828	336,541
Woodside Petroleum, Ltd.	6,518	213,217

		549,758

RETAIL (2.1%)
Wesfarmers, Ltd.	11,726	430,990

TRANSPORTATION (2.2%)
Asciano Group	93,333	459,028

TOTAL COMMON STOCKS
(Cost $3,871,288)		3,954,814

TOTAL AUSTRALIA
(Cost $3,871,288)		3,954,814

NEW ZEALAND (79.5%)
COMMON STOCKS (73.6%)
COAL (0.0%)
Pike River Coal, Ltd. (1) (2)	1,145,295	—

COMMERCIAL SERVICES (19.7%)
Mowbray Collectables, Ltd. (3)	1,021,593	346,947
Northland Port Corp. (NZ), Ltd.	81,425	195,546
Port of Tauranga, Ltd.	50,000	586,237

SCHEDULE OF INVESTMENTS – January 31, 2014 (Unaudited)

Commonwealth Australia/New Zealand Fund

	Shares	Value
NEW ZEALAND (79.5%) – Continued
COMMON STOCKS (73.6%) – Continued
COMMERCIAL SERVICES (19.7%) – Continued
South Port New Zealand, Ltd.	1,027,930	$2,896,690

		4,025,420

DIVERSIFIED FINANCIAL SERVICES (4.3%)
Heartland New Zealand, Ltd.	1,252,765	871,172

ELECTRIC (5.5%)
Contact Energy, Ltd.	90,000	375,516
Infratil, Ltd.	220,777	392,746
TrustPower, Ltd.	65,000	349,519

		1,117,781

HEALTHCARE-PRODUCTS (1.3%)
Ebos Group, Ltd.	33,389	263,235

HEALTHCARE-SERVICES (13.8%)
Abano Healthcare Group, Ltd.	29,574	145,873
Metlifecare, Ltd.	171,484	571,290
Ryman Healthcare, Ltd.	330,000	2,108,029

		2,825,192

HOME FURNISHINGS (3.6%)
Scott Technology, Ltd.	497,396	744,063

MEDIA (3.7%)
Sky Network Television, Ltd.	159,745	746,605

OIL & GAS (4.8%)
New Zealand Oil & Gas, Ltd.	962,531	599,296
New Zealand Refining Co., Ltd./The	235,157	376,494

		975,790

REITS (2.9%)
Vital Healthcare Property Trust	581,906	595,222

RETAIL (5.3%)
Briscoe Group, Ltd.	183,520	351,696
Colonial Motor Co., Ltd.	199,565	742,297

		1,093,993

TELECOMMUNICATIONS (3.4%)
TeamTalk, Ltd.	415,473	705,501

TRANSPORTATION (5.3%)
Freightways, Ltd.	173,540	652,512
Mainfreight, Ltd.	40,000	423,708

		1,076,220

TOTAL COMMON STOCKS
(Cost $10,400,461)		15,040,194

PREFERRED STOCKS (3.2%)
INVESTMENT COMPANIES (3.2%)
ASB Capital, Ltd., 3.68% (4) (5)	954,218	655,846

TOTAL PREFERRED STOCKS
(Cost $686,799)		655,846

	Principal

CORPORATE BONDS (2.7%)
Credit Agricole SA, 5.04%, 12/29/49 (4) (5) (6)	NZ$890,000	557,765

TOTAL CORPORATE BONDS
(Cost $463,343)		557,765

TOTAL NEW ZEALAND
(Cost $11,550,603)		16,253,805

SCHEDULE OF INVESTMENTS – January 31, 2014 (Unaudited)

Commonwealth Australia/New Zealand Fund

Value

TOTAL INVESTMENTS (98.9%)
(Cost $15,421,891)	$20,208,619

OTHER ASSETS IN EXCESS OF LIABILITIES (1.1%)	230,448

NET ASSETS (100.0%)	$20,439,067

(1)	Security fair valued in accordance with the Trust’s fair valuation policies.
(2)	Non-income producing.
(3)	Affiliated Investment. See Notes to Schedules of Investments.
(4)	Callable.
(5)	Variable, Floating, or Step Rate Security. The rate reflected in the Schedule of Investments is the rate in effect at January 31, 2014.
(6)	Principal amount shown is in New Zealand Dollars; value shown in U.S. Dollars.

SCHEDULE OF INVESTMENTS – January 31, 2014 (Unaudited)

Commonwealth Africa Fund

	Shares	Value

COMMON STOCKS (57.7%)
EGYPT (3.3%)
Global Telecom Holding GDR (1)	20,000	$66,400

GUERNSEY (0.4%)
Agriterra, Ltd. (1)	210,000	7,319

SOUTH AFRICA (51.7%)
African Bank Investments, Ltd.	18,666	17,975
Anglo American Platinum, Ltd. (1)	800	31,874
AngloGold Ashanti, Ltd. ADR	1,000	14,640
Astral Foods, Ltd.	4,000	31,463
Barloworld, Ltd.	3,300	30,985
Bidvest Group, Ltd.	1,400	31,136
Capitec Bank Holdings, Ltd.	2,850	48,349
Clientele, Ltd.	25,000	31,499
Combined Motor Holdings, Ltd.	15,000	17,819
Coronation Fund Managers, Ltd.	6,500	46,588
Discovery Holdings, Ltd.	9,000	60,748
Eqstra Holdings, Ltd.	25,000	15,547
FirstRand, Ltd.	9,800	27,447
Gold Fields, Ltd. ADR	5,000	17,400
Grindrod, Ltd.	35,000	79,692
Howden Africa Holdings, Ltd.	11,000	44,548
Imperial Holdings, Ltd. ADR	1,200	19,885
Invicta Holdings, Ltd.	3,000	33,133
JD Group, Ltd.	9,200	23,117
MTN Group, Ltd. ADR	2,600	46,540
Nedbank Group, Ltd.	2,000	34,687
Pinnacle Technology Holdings, Ltd.	15,000	28,889
PSG Group, Ltd.	5,200	37,205
RCL Foods, Ltd. (1)	18,000	26,227
Sasol, Ltd. ADR	1,600	77,104
Shoprite Holdings, Ltd. ADR (1)	1,800	23,364
Sovereign Food Investments, Ltd.	30,000	13,769
Standard Bank Group, Ltd. ADR	2,800	29,529
Steinhoff International Holdings, Ltd.	13,222	54,499
Wilson Bayly Holmes-Ovcon, Ltd.	2,200	29,148

		1,024,806

UNITED KINGDOM (2.3%)
SABMiller PLC ADR	500	22,585
Tullow Oil PLC ADR	3,500	22,715

		45,300

TOTAL COMMON STOCKS
(Cost $1,263,429)		1,143,825

EXCHANGE TRADED FUNDS (27.6%)
Global X Nigeria Index ETF	5,500	82,775
iShares MSCI South Africa Index Fund	3,700	213,490
Market Vectors Africa Index ETF	8,340	249,813

TOTAL EXCHANGE TRADED FUNDS
(Cost $564,539)		546,078

SCHEDULE OF INVESTMENTS – January 31, 2014 (Unaudited)

Commonwealth Africa Fund

		Principal	Value

SOVEREIGN BONDS (0.9%)
SOUTH AFRICA (0.9%)
South Africa Government Bond, 8.00%, 12/21/18 (2)	R	200,000	$17,796

TOTAL SOVEREIGN BONDS
(Cost $26,528)			17,796

		Rights

RIGHTS (0.0%)
SOUTH AFRICA (0.0%)
RCL Foods, Ltd., Exercise Price: R16.5, 2/10/2014 (1) (3)		9,560	—

TOTAL RIGHTS
(Cost $0)			—

		Shares

SHORT-TERM INVESTMENTS (12.8%)
Federated Government Obligations Fund, 0.01% (4)		253,676	253,676

TOTAL SHORT-TERM INVESTMENTS
(Cost $253,676)			253,676

TOTAL INVESTMENTS (99.0%)
(Cost $2,108,172)			1,961,375

OTHER ASSETS IN EXCESS OF LIABILITIES (1.0%)			20,617

NET ASSETS (100.0%)			$1,981,992

(1) Non-income producing.
(2) Principal amount shown in South African Rand; value shown in U.S. Dollars.
(3) Security fair valued in accordance with the Trust’s fair valuation policies.
(4) Rate disclosed is the seven day yield as of January 31, 2014.

ADR —- American Depositary Receipt

GDR —- Global Depositary Receipt

PLC —- Public Limited Company

SCHEDULE OF INVESTMENTS – January 31, 2014 (Unaudited)

Commonwealth Japan Fund

	Shares	Value

COMMON STOCKS (97.5%)
AUTO PARTS & EQUIPMENT (6.8%)
NGK Spark Plug Co., Ltd.	6,000	$140,824
Sumitomo Rubber Industries, Ltd.	10,000	140,452

		281,276

BANKS (2.5%)
Mizuho Financial Group, Inc.	30,000	64,305
Nishi-Nippon City Bank, Ltd.	15,000	38,318

		102,623

BEVERAGES (3.6%)
Coca-Cola West Co., Ltd.	4,000	79,006
Kirin Holdings Co., Ltd.	5,000	68,807

		147,813

CHEMICALS (1.3%)
JSR Corp.	3,000	54,292

COMPUTERS (2.4%)
INES Corp.	5,000	37,046
Otsuka Corp.	500	59,754

		96,800

COSMETICS/PERSONAL CARE (2.7%)
Unicharm Corp.	2,000	110,013

DISTRIBUTION/WHOLESALE (3.6%)
Marubeni Corp.	16,000	113,223
Yamae Hisano Co., Ltd.	4,000	35,705

		148,928

DIVERSIFIED FINANCIAL SERVICES (0.8%)
Kyushu Leasing Service Co., Ltd.	13,000	32,573

ELECTRIC (1.9%)
Tohoku Electric Power Co., Inc. (1)	7,000	76,666

ELECTRONICS (4.3%)
Hamamatsu Photonics K.K.	1,500	63,497
Hoya Corp.	4,000	111,305

		174,802

ENGINEERING & CONSTRUCTION (4.5%)
Kajima Corp.	33,000	123,383
Taihei Dengyo Kaisha, Ltd.	6,000	38,465
Takada Corp. (1)	6,000	22,433

		184,281

ENTERTAINMENT (2.3%)
Sankyo Co., Ltd.	2,000	95,429

FOOD (1.2%)
Maxvalu Kyushu Co., Ltd.	3,000	49,359

HAND/MACHINE TOOLS (2.8%)
Meidensha Corp.	28,000	114,006

HEALTHCARE-PRODUCTS (8.8%)
Asahi Intecc Co., Ltd.	6,000	244,592
Terumo Corp.	2,500	118,308

		362,900

SCHEDULE OF INVESTMENTS – January 31, 2014 (Unaudited)

Commonwealth Japan Fund

	Shares	Value

COMMON STOCKS (97.5%) – Continued
INSURANCE (5.9%)
Dai-ichi Life Insurance Co., Ltd.	11,000	$167,848
T & D Holdings, Inc.	6,000	74,288

		242,136

LEISURE TIME (1.7%)
Shimano, Inc.	800	71,489

MACHINERY-DIVERSIFIED (4.1%)
Fanuc Corp.	700	114,897
Torishima Pump Manufacturing Co., Ltd.	5,000	54,174

		169,071

REAL ESTATE (6.7%)
Mitsui Fudosan Co., Ltd.	3,000	96,574
Sumitomo Realty & Development Co., Ltd.	4,000	179,779

		276,353

REITS (2.0%)
Fukuoka REIT Corp.	10	84,173

RETAIL (2.4%)
Sugi Holdings Co., Ltd.	2,500	100,445

TRANSPORTATION (25.2%)
Daiichi Koutsu Sangyo Co., Ltd.	2,500	21,777
East Japan Railway Co.	1,500	112,049
Hankyu Hanshin Holdings, Inc.	22,000	112,401
Kawasaki Kisen Kaisha, Ltd.	30,000	71,352
Keikyu Corp.	13,000	103,572
Keio Corp.	18,000	116,629
Kintetsu World Express, Inc.	2,000	80,356
Mitsui OSK Lines, Ltd.	18,000	75,051
Nippon Express Co., Ltd.	15,000	71,352
Nishi-Nippon Railroad Co., Ltd.	10,000	38,172
Tobu Railway Co., Ltd.	18,000	84,389
Yamato Holdings Co., Ltd.	7,000	148,674

		1,035,774

TOTAL COMMON STOCKS
(Cost $2,765,583)		4,011,202

SHORT-TERM INVESTMENTS (0.2%)
Federated Government Obligations Fund, 0.01% (2)	7,030	7,030

TOTAL SHORT-TERM INVESTMENTS
(Cost $7,030)		7,030

TOTAL INVESTMENTS (97.7%)
(Cost $2,772,613)		4,018,232

OTHER ASSETS IN EXCESS OF LIABILITIES (2.3%)		96,637

NET ASSETS (100.0%)		$4,114,869

(1)  Non-income producing.
(2)  Rate disclosed is the seven day yield as of January 31, 2014.

REIT –– Real Estate Investment Trust

SCHEDULE OF INVESTMENTS – January 31, 2014 (Unaudited)

Commonwealth Global Fund

	Shares	Value

COMMON STOCKS (93.3%)
BERMUDA (3.2%)
Bunge, Ltd.	6,500	$492,440

BRAZIL (1.0%)
Vale SA ADR	12,000	163,200

CANADA (2.6%)
Enbridge, Inc.	5,000	209,950
InterOil Corp. (1)	4,000	202,680

		412,630

FRANCE (4.7%)
Arkema SA ADR	4,130	437,986
Total SA ADR	5,200	297,284

		735,270

GERMANY (2.4%)
Siemens AG ADR	3,000	378,870

GUERNSEY (2.8%)
Amdocs, Ltd.	10,000	432,600

INDIA (1.2%)
HDFC Bank, Ltd. ADR	6,000	187,740

ISRAEL (4.2%)
NICE Systems, Ltd. ADR	10,000	394,500
Teva Pharmaceutical Industries, Ltd. ADR	6,000	267,780

		662,280

JAPAN (2.5%)
Nidec Corp. ADR	14,000	389,620

MEXICO (2.8%)
Grupo Televisa SA ADR	15,000	435,900

NETHERLANDS (2.2%)
Unilever NV	9,000	336,060

SINGAPORE (0.7%)
DBS Group Holdings, Ltd. ADR	2,000	102,280

SOUTH AFRICA (0.8%)
Shoprite Holdings, Ltd. ADR (1)	10,000	129,800

SOUTH KOREA (1.2%)
POSCO ADR	2,800	190,372

SPAIN (1.9%)
Banco Santander SA ADR	33,426	288,801

SWITZERLAND (12.3%)
Nestle SA ADR	7,750	563,037
Pentair, Ltd.	10,760	799,791
Roche Holding AG ADR	8,000	548,800

		1,911,628

UNITED KINGDOM (10.0%)
BG Group PLC ADR	10,000	168,100
British Sky Broadcasting Group PLC ADR	2,000	116,300
Centrica PLC ADR	7,000	143,584
Diageo PLC ADR	2,000	240,100
InterContinental Hotels Group PLC ADR	9,333	302,763

SCHEDULE OF INVESTMENTS – January 31, 2014 (Unaudited)

Commonwealth Global Fund

	Shares	Value

COMMON STOCKS (93.3%) – Continued
UNITED KINGDOM (10.0%) – Continued
Old Mutual PLC ADR	13,125	$296,231
Vodafone Group PLC ADR	7,875	291,847

		1,558,925

UNITED STATES (36.8%)
AECOM Technology Corp. (1)	10,000	286,700
AGCO Corp.	5,000	266,650
Chemed Corp.	4,200	331,464
Conmed Corp.	15,720	659,454
DENTSPLY International, Inc.	8,700	401,418
eBay, Inc. (1)	4,000	212,800
Huntington Bancshares, Inc.	20,000	181,400
Integrated Silicon Solution, Inc. (1)	22,000	258,940
ITC Holdings Corp.	2,000	207,000
J.C. Penney Co., Inc. (1)	22,000	130,240
Johnson Controls, Inc.	6,000	276,720
KVH Industries, Inc. (1)	30,000	395,400
LifePoint Hospitals, Inc. (1)	4,500	238,545
Miller Industries, Inc.	14,000	256,760
National Oilwell Varco, Inc.	3,000	225,030
New York Community Bancorp, Inc.	10,000	161,900
Norfolk Southern Corp.	4,000	370,360
Northwest Natural Gas Co.	5,000	207,800
Starwood Hotels & Resorts Worldwide, Inc.	5,000	373,550
Ultra Petroleum Corp. (1)	5,000	119,750
Wells Fargo & Co.	4,000	181,360

		5,743,241

TOTAL COMMON STOCKS
(Cost $9,699,791)		14,551,657

PREFERRED STOCKS (3.6%)
UNITED STATES (3.6%)
HSBC USA, Inc., Series F, 3.50%, Callable 3/3/14 (2) (3)	18,000	359,100
HSBC USA, Inc., Series G, 4.00%, Callable 3/3/14 (2) (3)	10,000	207,000

TOTAL PREFERRED STOCKS
(Cost $467,195)		566,100

SHORT-TERM INVESTMENTS (4.7%)
Federated Government Obligations Fund, 0.01% (4)	727,885	727,885

TOTAL SHORT-TERM INVESTMENTS
(Cost $727,885)		727,885

TOTAL INVESTMENTS (101.6%)
(Cost $10,894,871)		15,845,642
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.6%)		(255,623)

NET ASSETS (100.0%)		$15,590,019

(1)	Non-income producing.
(2)	Callable.
(3)	Variable, Floating, or Step Rate Security. The rate reflected in the Schedule of Investments is the rate in effect at January 31, 2014.
(4)	Rate disclosed is the seven day yield as of January 31, 2014.

ADR –– American Depositary Receipt

PLC –– Public Limited Company

SCHEDULE OF INVESTMENTS – January 31, 2014 (Unaudited)

Commonwealth Real Estate Securities Fund

	Shares	Value

COMMON STOCKS (97.8%)
BUILDING MATERIALS (12.0%)
Cemex SAB de CV ADR (1)	24,598	$304,277
CRH PLC ADR	3,000	77,700
James Hardie Industries NV - ADR	8,000	448,240
Lafarge SA ADR	5,000	89,750
PPC, Ltd. ADR	12,500	66,250

		986,217

ENGINEERING & CONSTRUCTION (2.7%)
Grupo Aeroportuario del Sureste SAB de CV ADR	1,300	146,406
Kajima Corp. ADR	2,000	74,280

		220,686

HOME BUILDERS (5.0%)
China Housing & Land Development, Inc. (1)	40,000	89,600
MDC Holdings, Inc.	5,000	154,450
Toll Brothers, Inc. (1)	4,500	165,375

		409,425

LODGING (11.8%)
Home Inns & Hotels Management, Inc. ADR (1)	8,500	291,465
InterContinental Hotels Group PLC ADR	5,866	190,293
Marriott International, Inc., Class A	5,035	248,225
Ryman Hospitality Properties	5,924	245,017

		975,000

REAL ESTATE (7.2%)
Alto Palermo SA ADR	11,500	212,348
Gafisa SA ADR	12,000	30,600
IRSA Inversiones y Representaciones SA ADR	6,000	58,380
WP Carey & Co., LLC	5,000	295,400

		596,728

REITS-APARTMENTS (8.7%)
AvalonBay Communities, Inc.	1,347	166,354
Campus Crest Communities, Inc.	11,000	97,130
Equity Residential	5,700	315,666
Essex Property Trust, Inc.	900	142,533

		721,683

REITS-DIVERSIFIED (4.3%)
Vornado Realty Trust	2,307	211,852
Washington Real Estate Investment Trust	6,000	139,800

		351,652

REITS-HEALTH CARE (2.7%)
HCP, Inc.	2,000	78,300
Health Care REIT, Inc.	2,500	144,800

		223,100

REITS-HOTELS (9.3%)
Host Hotels & Resorts, Inc.	15,317	281,680
LaSalle Hotel Properties	11,000	338,360
Pebblebrook Hotel Trust	5,000	150,650

		770,690

REITS-OFFICE PROPERTY (11.7%)
Alexandria Real Estate Equities, Inc.	2,000	140,260
BioMed Realty Trust, Inc.	6,000	117,060

SCHEDULE OF INVESTMENTS – January 31, 2014 (Unaudited)

Commonwealth Real Estate Securities Fund

	Shares	Value

COMMON STOCKS (97.8%) – Continued
REITS-OFFICE PROPERTY (11.7%) – Continued
Boston Properties, Inc.	2,500	$270,225
Douglas Emmett, Inc.	6,000	152,580
SL Green Realty Corp.	3,000	281,310

		961,435

REITS-SHOPPING CENTERS (3.9%)
Acadia Realty Trust	4,985	126,868
Saul Centers, Inc.	4,100	191,060

		317,928

REITS-SINGLE TENANT (1.6%)
National Retail Properties, Inc.	4,000	132,800

REITS-STORAGE (5.2%)
Extra Space Storage, Inc.	9,400	429,204

REITS-WAREHOUSE/INDUSTRIES (2.2%)
EastGroup Properties, Inc.	3,000	178,020

RETAIL (2.9%)
Kingfisher PLC ADR	20,000	242,200

SAVINGS & LOANS (1.9%)
Harleysville Savings Financial Corp.	8,675	153,765

TELECOMMUNICATIONS (4.7%)
American Tower Corp., Class A	2,500	202,200
SBA Communications Corp., Class A (1)	2,000	185,500

		387,700

TOTAL COMMON STOCKS
(Cost $5,941,253)		8,058,233

EXCHANGE TRADED FUNDS (1.9%)
Guggenheim China Real Estate ETF	8,500	158,178

TOTAL EXCHANGE TRADED FUNDS
(Cost $144,153)		158,178

SHORT-TERM INVESTMENTS (0.7%)
Federated Government Obligations Fund, 0.01% (2)	61,235	61,235

TOTAL SHORT-TERM INVESTMENTS
(Cost $61,235)		61,235

TOTAL INVESTMENTS (100.4%)
(Cost $6,146,641)		8,277,646
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.4%)		(32,044)

NET ASSETS (100.0%)		$8,245,602

(1)  Non-income producing.
(2)  Rate disclosed is the seven day yield as of January 31, 2014.

ADR –– American Depositary Receipt

PLC –– Public Limited Company

REIT –– Real Estate Investment Trust

Federal Tax Information

At October 31, 2013, the gross unrealized appreciation (depreciation) on investments, foreign currency translations and cost of securities on a tax basis for federal income tax purposes were as follows:

	Australia/New				Real Estate
	Zealand Fund	Africa Fund	Japan Fund	Global Fund	Securities Fund

Gross unrealized appreciation	$8,167,456	$168,784	$1,411,765	$5,299,371	$2,667,757
Gross unrealized depreciation	(1,832,288)	(116,481)	(113,333)	(73,997)	(663,306)

Net unrealized appreciation on investments	$6,335,168	$52,303	$1,298,432	$5,225,374	$2,004,451

Tax cost of investments	$16,929,567	$2,028,754	$3,138,290	$10,836,266	$6,415,979

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals, foreign currency translations and passive foreign investment companies (“PFICs”).

Affiliated Investment

A company is considered an affiliate of a Fund under the Act if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. The Australia/New Zealand Fund’s holding below is shown in its Schedule of Investments. Further detail on this holding during the period ended January 31, 2014 appears below:

							Change in
	Percentage	Shares	Shares	Fair Value	Cost of	Cost of	Appreciation/	Fair Value	Dividend	Realized
Security Held	of Ownership	10/31/2013	1/31/2014	10/31/2013	Purchases	Sales	Depreciation	1/31/2014	Income	Gain/(Loss)

Mowbray Collectibles, Ltd.	8.01%	821,593	1,021,593	$339,305	$83,195	$-	($75,553)	$346,947	$-	$-

A) Valuation of Securities – Each Fund’s assets are valued normally on the basis of market quotations or official closing prices or, if there is no recent last sales price available, reference is made to the last current bid and ask quotation in the principal market in which the securities are normally traded. Equity securities that are traded on the NASDAQ National Market System, for which quotations are readily available, are valued at the official closing price. Debt securities are priced either by using a market quotation or an independent pricing service. The pricing service may use one or more pricing models. Generally, debt instruments with maturities of less than 60 days (short-term debt) are valued at amortized cost or original cost plus interest, which approximates current value. Investments in open-end investment companies are valued at net asset value. If Fund management determines that market quotations or official closing prices are not readily available or do not accurately reflect the fair value for a security, the fair value of the security or securities will be determined in accordance with procedures established by the Board of Trustees (the “Board”). Fair value prices are generally provided by an independent fair value pricing service. The Funds have instituted a policy whereby the value of certain equity securities listed or traded on foreign security exchanges may be valued by an independent fair value pricing service on any day when certain conditions are met. The Australia/New Zealand Fund, Africa Fund and Japan Fund have retained an independent fair value pricing service to assist in the fair valuing of these foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value. In the Australia/New Zealand Fund and Japan Fund, the measure is based on a comparison between the S&P 500 Futures, Tokyo close to New York close. In the Africa Fund, the measure is based on a comparison between the S&P 500 Futures, London close to New York close.

B) Fair Value Measurements  – The Funds’ investments have been categorized by tiers dependent upon the various “inputs” used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets.
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common stocks, preferred stocks, exchange traded funds and short term investments. Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Investments in other open-end registered investment companies are valued at net asset value. Short term investments may be valued using amortized cost which approximates fair value. Securities traded on inactive markets, valued by reference to similar instruments or whose inputs are observable and timely would be categorized in Level 2 of the fair value hierarchy.

Corporate Bonds. The fair value of corporate bonds may be estimated using recently executed transactions, market price quotations (where observable), bond spreads, and/or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they would be categorized in Level 3 of the fair value hierarchy.

Written/Purchased options and Rights. Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are generally categorized in Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds have adopted Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”) which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS. Enhanced disclosure is required to detail any transfers into and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The following is a summary of the inputs used to value the Funds’ net assets as of January 31, 2014:

	Australia/New Zealand Fund

	Level 1	Level 2	Level 3	Total **

Security Type
Common Stocks*	$14,416,412	$4,578,596	$-	$18,995,008
Preferred Stocks*	655,846	-	-	655,846
Corporate Bonds	557,765	-	-	557,765

Total	$15,630,023	$4,578,596	$-	$20,208,619

	Africa Fund

	Level 1	Level 2	Level 3	Total **

Security Type
Common Stocks*	$1,143,825	$-	$-	$1,143,825
Exchange Traded Funds	546,078	-	-	546,078
Sovereign Bonds	-	17,796	-	17,796
Short Term Investments	253,676	-	-	253,676

Total	$1,943,579	$17,796	$-	$1,961,375

	Japan Fund

	Level 1	Level 2	Level 3	Total **

Security Type
Common Stocks*	$4,011,202	$-	$-	$4,011,202
Short Term Investments	7,030	-	-	7,030

Total	$4,018,232	$-	$-	$4,018,232

	Global Fund

	Level 1	Level 2	Level 3	Total **

Security Type
Common Stocks*	$14,551,657	$-	$-	$14,551,657
Preferred Stocks*	566,100	-	-	566,100
Short Term Investment	727,885	-	-	727,885

Total	$15,845,642	$-	$-	$15,845,642

	Real Estate Securities Fund

	Level 1	Level 2	Level 3	Total **

Security Type
Common Stocks*	$8,058,233	$-	$-	$8,058,233
Exchange Traded Funds	158,178	-	-	158,178
Short Term Investments	61,235	-	-	61,235

Total	$8,277,646	$-	$-	$8,277,646

*	All sub-categories within Common and Preferred Stocks represent Level 1 evaluation status. For a detailed breakout by industry, please refer to the Schedule of Investments.
**	There were no Level 3 securities held as of January 31, 2014.

The following is a summary of other financial instruments that are derivative instruments not reflected in the Schedule of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

	Unrealized Appreciation on Other Financial Instruments

Fund	Level 1	Level 2	Level 3	Total

Global Fund
Written Options	$11,415	$(9,302)	$-	$2,113
Real Estate Securities Fund
Written Options	(2,610)	14,129	-	11,519

Total	$8,805	$4,827	$-	$13,632

It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period. As described under A) Valuation of Securities, certain equity securities listed or traded on foreign exchanges may be valued by an independent fair value pricing service on any day when certain conditions are met. During the period ended January 31, 2014, there were several instances where these conditions were met, and as a result, foreign securities in the Australia/New Zealand Fund, Africa Fund and Japan Fund were fair valued. On October 31, 2013 and January 31, 2014, conditions were not met requiring securities to be fair valued and therefore, categorized in Level 1.

The Australia/New Zealand Fund, Japan Fund and Real Estate Securities Fund held certain equity securities on October 31, 2013 which did not receive a last trade price and were categorized as Level 2. On January 31, 2014, these securities were valued at the last trade price and categorized as Level 1. The Australia/New Zealand Fund also held two equity securities on October 31, 2013 which received a last trade price and were categorized as Level 1, however, in the absence of trading activity on January 31, 2014, these securities were categorized as Level 2. The Africa Fund held a sovereign bond on October 31, 2013 which was valued at last trade price and categorized as Level 1, however, a last price was not available on January 31, 2014, making a Level 2 categorization necessary. The following is a reconciliation of transfers between category levels from October 31, 2013 to January 31, 2014:

	Australia/New Zealand
	Fund	Africa Fund	Japan Fund	Real Estate Fund

Transfers into Level 1	$346,947	$-	$32,573	$74,280
Transfers out of Level 1	$3,092,236	$17,796	$-	$-

Net Transfers in (out) of Level 1	$3,439,183	$17,796	$32,573	$74,280

Transfers into Level 2	$3,092,236	$17,796	$-	$-
Transfers out of Level 2	$346,947	$-	$32,573	$74,280

Net Transfers in (out) of Level 2	$3,439,183	$17,796	$32,573	$74,280

C) Financial Instruments with Off-Balance Sheet Risk

In the ordinary course of trading activities, certain of the Funds trade and hold certain fair-valued derivative contracts. Such contracts include forward currency contracts, where the Funds would be obligated to buy currency at specified prices, and written put and call options, where the Funds would be obligated to purchase or sell securities at specified prices (i.e., the options are exercised by the counterparties). The maximum payout for the put option contracts is limited to the number of contracts written and the related strike prices, respectively. The maximum payout for the written call option contracts is limited only by how high the underlying securities strike price rises. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

The financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets and Liabilities. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. A call option gives the holder the right to buy the underlying stock from the writer at a specified price within a fixed period of time. Therefore, the securities held by the Fund against which options are written may not be traded and are held in escrow by the custodian.

The following is a summary of Global and Real Estate Securities Fund’s written option activity:

	Global Fund		Real Estate Securities Fund

	Number		Number
	of Contracts	Premium	of Contracts	Premium

Contracts
Outstanding @ 10/31/2013	150	$99,988	180	$36,689
Options written	709	213,683	-	-
Options expired	(60)	(26,059)	-	-
Options exercised	-	-	-	-
Options closed	(40)	(36,529)	-	-

Outstanding @ 1/31/2014	759	$251,083	180	$36,689

At January 31, 2014, the Global Fund had the following outstanding written options:

		Expiration	Exercise	Number of	Market	Unrealized
Contracts	Type	Date	Price	Contracts	Value	Appreciation/Depreciation

AECOM Technology Corp.	Call	3/22/2014	$30.00	100	$10,000	$4,800
Bunge, Ltd.	Call	4/19/2014	$80.00	65	$7,800	$15,469
Chemed Corp.	Call	3/22/2014	$75.00	42	$26,040	$(6,384)
Starwood Hotels & Resorts Worldwide, Inc.	Call	1/17/2015	$67.50	50	$56,250	$(18,851)
InterOil Corp.	Call	6/21/2014	$60.00	40	$10,840	$10,554
National Oilwell Varco, Inc.	Call	1/17/2015	$80.00	30	$13,680	$6,210
Norfolk Southern Corp.	Call	1/17/2015	$90.00	40	$32,400	$(3,681)
Teva Pharmaceutical Industries, Ltd. ADR	Call	1/17/2015	$42.50	60	$30,900	$(15,420)
Total SA ADR	Call	1/17/2015	$57.50	52	$14,560	$3,536
Ultra Petroleum Corp.	Call	1/17/2015	$22.00	50	$22,000	$(10,090)
Vale SA ADR	Call	6/21/2014	$16.00	120	$4,200	$10,320
Vodafone Group PLC ADR	Call	4/19/2014	$38.00	70	$7,700	$5,530
Wells Fargo & Co.	Call	1/17/2015	$45.00	40	$12,600	$120

				759	$248,970	$2,113

At January 31, 2014, the Real Estate Securities Fund had the following outstanding written options:

		Expiration	Exercise	Number of	Market	Unrealized
Contracts	Type	Date	Price	Contracts	Value	Appreciation/Depreciation

Home Inns & Hotels Management, Inc. ADR	Call	3/22/2014	$40.00	85	$6,800	$7,479
MDC Holdings, Inc.	Call	3/22/2014	$32.00	50	$5,500	$6,650
Toll Brothers, Inc.	Call	3/22/2014	$35.00	45	$12,870	$(2,610)

				180	$25,170	$11,519

Item 2.     Controls and Procedures

a)
The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Commonwealth International Series Trust

/s/  Robert W. Scharar
By:  Robert W. Scharar
President
March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/  Robert W. Scharar
By:  Robert W. Scharar
President
March 31, 2014

/s/  Terrance P. Gallagher
By:  Terrance P. Gallagher
Treasurer
March 31, 2014